Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	January 31, 2025	July 31, 2024
	(unaudited)
Prepayment for advertising service fee (a)	$-	$120,000
Others	14,944	2,224
Total	$14,944	$122,224

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments were expensed in the second quarter when the services were performed.

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of July 31,
	2024	2023
Prepayment for advertising service fee (a)	$120,000	$408,000
Advance to vendors	-	10,000
Others	2,224	11,570
Total	$122,224	$429,570

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.